Subsequent Events	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 23: SUBSEQUENT EVENTS
On February 11, 2014, the Company entered into an agreement for the construction of three new pushboats with a construction price of $7,400 each. These vessels are expected to be delivered in the first quarter of 2015.